Share-Based Payment (Details 1) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2022 ILS (₪) ₪ / shares USD ($) Year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $	11,225,150
Allocated Options To Employees Dated 08.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	02/08/2022
Number of options | $	541,400
Option value in NIS	₪ 23.93
Exercise price in NIS	72.3
Share price in NIS	₪ 68.4
Risk-free interest rate	1.40%
Standard deviation	33.50%
Value of options in NIS | ₪	₪ 12,955,702
Allocated Options To Employees Dated 13.02.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	02/13/2022
Number of options | $	282,000
Option value in NIS	₪ 22.69
Exercise price in NIS	72.8
Share price in NIS	₪ 66.8
Risk-free interest rate	1.40%
Standard deviation	33.50%
Value of options in NIS | ₪	₪ 6,398,580
Allocated Options To Employees Dated 17.04.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	04/17/2022
Number of options | $	269,250
Option value in NIS	₪ 27.92
Exercise price in NIS	77.2
Share price in NIS	₪ 74.7
Risk-free interest rate	2.20%
Standard deviation	33.90%
Value of options in NIS | ₪	₪ 7,517,460
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	06/28/2022
Number of options	100,000
Option value in NIS	₪ 28.14
Exercise price in NIS	68.64
Share price in NIS	₪ 69.6
Risk-free interest rate	2.80%
Standard deviation	34.40%
Value of options in NIS | ₪	₪ 2,814,000
Allocated Options To Employees1 Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	06/28/2022
Number of options | $	146,000
Option value in NIS	₪ 29.53
Exercise price in NIS	63.9
Share price in NIS	₪ 69.6
Risk-free interest rate	2.80%
Standard deviation	34.40%
Value of options in NIS | ₪	₪ 4,311,380
Lifetime of options | Year	7
Allocated Options To Employees Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/01/2022
Number of options	97,000
Option value in NIS	₪ 33.82
Exercise price in NIS	79.6
Share price in NIS	₪ 81.6
Risk-free interest rate	3.10%
Standard deviation	34.50%
Value of options in NIS | ₪	₪ 3,280,540
Allocated Options To Employees1 Dated 01.09.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	09/01/2022
Number of options | $	10,000
Option value in NIS	₪ 33.15
Exercise price in NIS	81.4
Share price in NIS	₪ 81.6
Risk-free interest rate	3.10%
Standard deviation	34.50%
Value of options in NIS | ₪	₪ 331,500
Allocated Options To Employees Dated 30.10.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	10/30/2022
Number of options | $	25,000
Option value in NIS	₪ 29.1
Exercise price in NIS	78.2
Share price in NIS	₪ 74.2
Risk-free interest rate	3.30%
Standard deviation	34.40%
Value of options in NIS | ₪	₪ 727,500
Allocated Options To Employees Dated 18.12.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	12/18/2022
Number of options | $	126,000
Option value in NIS	₪ 30.26
Exercise price in NIS	74.7
Share price in NIS	₪ 74
Risk-free interest rate	3.40%
Standard deviation	34.60%
Value of options in NIS | ₪	₪ 3,812,760